Selling expenses (Schedule of Selling Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | ₪		₪ 22,597		₪ 21,514	₪ 18,798
Transportation and maintenance | ₪		19,589		20,132	15,128
Vehicles | ₪		3,165		3,330	3,377
Advertising and promotion | ₪		9,225		9,461	8,032
Depreciation and amortization | ₪		2,899		2,565	1,861
Others | ₪		8,394		8,988	8,294
Selling expenses | ₪		₪ 65,869		₪ 65,990	₪ 55,490
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | $			$ 7,266
Transportation and maintenance | $			6,299
Vehicles | $			1,018
Advertising and promotion | $			2,966
Depreciation and amortization | $			932
Others | $			2,699
Selling expenses | $	[1]		$ 21,180

[1]	Convenience Translation into US Dollars.